Principal Accounting Policies (Narrative - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 29, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Liquidity
Net loss	¥ (767,304)	$ (117,934)	¥ (2,407,194)	¥ (1,463,281)
Net cash used in operating activities	(418,649)	$ (64,347)	(2,239,444)	(514,735)
Accumulated deficit	(5,505,897)		(4,738,593)	(2,331,399)	$ (846,241)
Functional Currency and Foreign Currency Translation
Exchange rate						6.5063
Short-term Investments
Time Deposits	215,629
Accounts Receivable
Allowance for doubtful accounts	16,905		4,856	0	2,598		$ 746	¥ 0
Unamortized amount	148,278		177,817		$ 22,790
Software [Member]
Accounts Receivable
Cost capitalized	19,545		8,516	7,572
Amortization expense	5,729		¥ 3,768	¥ 2,212
Unamortized amount	¥ 30,940